UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5238

        Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Municipal Value Fund, Inc. (NNY)
	June 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.0% (1.0% of Total Investments)
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$171,287
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	1,265,160
	Series 2007A, 5.000%, 12/01/23

2,225	Total Consumer Discretionary			1,436,447

	Consumer Staples – 1.2% (1.2% of Total Investments)
225	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	197,348
	5.250%, 6/01/25
390	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	313,127
	Series 2002, 5.375%, 5/15/33
165	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	143,911
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
900	4.750%, 6/01/22	6/16 at 100.00	BBB	781,488
345	5.000%, 6/01/26	6/16 at 100.00	BBB	257,960

2,025	Total Consumer Staples			1,693,834

	Education and Civic Organizations – 7.5% (7.4% of Total Investments)
275	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	224,034
	2007A, 5.000%, 7/01/31
115	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	74,798
	Schools, Series 2007A, 5.000%, 4/01/37
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	72,521
	University, Series 2006, 5.000%, 5/01/23
1,175	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	BBB–	921,940
	2007A, 5.000%, 7/01/41 – RAAI Insured
800	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College,	7/11 at 102.00	BBB–	755,256
	Series 2001, 5.250%, 7/01/20 – RAAI Insured
505	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA–	479,290
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/09 at 101.00	BBB–	1,227,625
	Series 1999, 6.250%, 7/01/29 – RAAI Insured
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue
	Bonds, City University System, Series 1993A:
1,000	5.750%, 7/01/18	No Opt. Call	AA–	1,119,980
1,400	6.000%, 7/01/20	No Opt. Call	AA–	1,574,454
575	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	392,616
	College Project, Series 2007-A2, 4.500%, 8/01/36
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	250,194
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	215,921
	Francis College, Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,110,098
	Greater New York, Series 2002, 5.250%, 8/01/21
1,175	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BBB	909,203
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
1,610	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	1,155,545
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured

170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	124,515
	College, Series 2007, 5.000%, 10/01/27

11,750	Total Education and Civic Organizations			10,607,990

	Financials – 1.1% (1.1% of Total Investments)
400	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	365,172
	2005, 5.250%, 10/01/35
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,229,245
	2007, 5.500%, 10/01/37

1,705	Total Financials			1,594,417

	Health Care – 11.7% (11.7% of Total Investments)
490	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Olean General	8/09 at 101.00	A+	489,637
	Hospital, Series 1998A, 5.250%, 8/01/23
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	997,402
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	705,397
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,800	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	A–	1,688,904
	Hospital, Series 2005, 4.900%, 8/15/31
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	BBB+	1,266,325
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
2,350	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,280,135
	Center, Series 2006-1, 5.000%, 7/01/35
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	A3	1,019,680
	Group, Series 2000A, 6.500%, 7/01/25
250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/09 at 100.00	A2	249,975
	2000C, 5.500%, 7/01/26
1,595	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	1,684,974
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	454,485
	Hospital, Series 2003B, 5.500%, 7/01/23
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	414,370
	Hospital Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 100.00	BB	209,078
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
280	5.250%, 2/01/27	No Opt. Call	BBB–	226,486
260	5.500%, 2/01/32	No Opt. Call	BBB–	205,920
360	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore	No Opt. Call	A3	372,150
	Health System Obligated Group, Series 2001B, 5.875%, 11/01/11
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	8/09 at 101.00	A+	505,285
	1999A, 5.125%, 2/15/14 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,175	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	A+	1,192,884
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	A1	1,012,560
480	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Ba2	366,293
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
240	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Ba2	180,547
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
745	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds,	9/09 at 100.00	N/R	721,644
	Series 1993A, 7.600%, 9/01/15
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	404,200
	Series 2001A, 7.125%, 7/01/31

17,270	Total Health Care			16,648,331

	Housing/Multifamily – 5.5% (5.5% of Total Investments)
400	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding	4/10 at 102.00	AAA	413,484
	Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21

1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	1,694,783
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,000	5.400%, 11/01/21	5/11 at 101.00	AA	1,017,840
1,000	5.500%, 11/01/31	5/11 at 101.00	AA	1,004,080
1,000	5.600%, 11/01/42	5/11 at 101.00	AA	1,003,030
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	997,480
	Series 2009C-1, 5.500%, 11/01/34
440	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/11 at 100.00	Aa1	445,694
	Bonds, Series 2001E, 5.600%, 8/15/20 (Alternative Minimum Tax)
1,275	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan	8/11 at 102.00	Aaa	1,311,197
	Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.375%, 8/20/21

7,805	Total Housing/Multifamily			7,887,588

	Housing/Single Family – 4.1% (4.1% of Total Investments)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	849,215
	(Alternative Minimum Tax)
370	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	352,240
	10/01/32 (Alternative Minimum Tax)
3,750	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%, 10/01/17	9/09 at 100.50	Aa1	3,774,338
	(Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	807,517
	(Alternative Minimum Tax)

5,910	Total Housing/Single Family			5,783,310

	Long-Term Care – 8.1% (8.1% of Total Investments)
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	8/09 at 101.00	AAA	1,008,570
	Eger Healthcare Center of Staten Island, Series 1998, 5.100%, 2/01/28
2,655	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	8/09 at 100.00	AA	2,656,620
	Hebrew Home for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37
2,250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	8/09 at 100.00	A	2,250,203
	Rosalind and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%,
	2/01/37 – AMBAC Insured
1,285	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, German	8/09 at 100.00	AA–	1,286,092
	Masonic Home Corporation, Series 1996, 5.950%, 8/01/26
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing	8/09 at 100.00	AAA	2,001,580
	Home Corporation, Series 1996, 6.125%, 2/01/36
450	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	A–	433,625
	Westchester Project, Series 2006, 5.200%, 2/15/41
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	242,811
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	79,010
	5.000%, 7/01/35 – ACA Insured
530	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	495,963
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
820	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	673,991
	Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18
235	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	183,220
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
225	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	174,503
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23

11,855	Total Long-Term Care			11,486,188

	Materials – 0.1% (0.1% of Total Investments)
240	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	199,802
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)

	Tax Obligation/General – 8.1% (8.1% of Total Investments)
750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	802,013
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 –	11/14 at 100.00	AAA	1,039,190
	FSA Insured

2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	2,067,040
	SYNCORA GTY Insured
2,795	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	2,825,438
4,760	New York City, New York, General Obligation Bonds, Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	4,859,627

11,305	Total Tax Obligation/General			11,593,308

	Tax Obligation/Limited – 23.8% (23.7% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,083,440
395	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	405,211
	2005A, 5.250%, 7/01/24 – CIFG Insured
275	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	287,837
	2005F, 5.000%, 3/15/21 – FSA Insured
350	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	360,976
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	2,036,340
1,000	5.000%, 11/15/30	11/12 at 100.00	AA	973,060
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,478,280
	5.000%, 11/15/34
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	995,730
	Series 2002A, 5.125%, 1/01/29
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	371,599
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
740	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	768,564
550	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	569,069
1,890	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,929,463
1,200	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,189,956
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/19 at 100.00	AA–	1,497,720
	Series 2009-S5, 5.250%, 1/15/39
1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,364,008
	Series 2003E, 5.000%, 2/01/23
1,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,575,089
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,028,460
	2003A, 5.000%, 3/15/21
2,100	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,159,766
	Series 2008A, 5.000%, 12/15/27 (UB)
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	839,933
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,040,910
	2005B, 5.000%, 4/01/21 – AMBAC Insured
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA	2,742,971
	5.500%, 4/01/20 – AMBAC Insured (UB)
1,175	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,184,400
	5.000%, 4/01/27
1,065	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A,	3/12 at 100.00	AAA	1,093,915
	5.125%, 3/15/21
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,800	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,820,412
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,011,500
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,016,380
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University	No Opt. Call	AA–	684,168
	Facilities Grants, Series 1995, 5.875%, 1/01/21
1,230	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	BBB	1,252,251
	Colahan Court Complex, Series 1999, 5.000%, 4/15/16 – AMBAC Insured

20	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA–	20,649
	7.250%, 1/01/10

33,100	Total Tax Obligation/Limited			33,782,057

	Transportation – 8.3% (8.3% of Total Investments)
180	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	173,461
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,397,875
	5.000%, 11/15/33
500	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	513,795
	Series 2002A, 5.500%, 11/15/19 – AMBAC Insured
1,100	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/09 at 101.00	BB	669,009
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	931,110
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
165	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	164,790
	AMBAC Insured
400	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	399,492
	FSA Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/09 at 101.00	AA–	455,280
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,018,280
435	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	438,093
325	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	335,550
	Eighth Series 2008, Trust 2920, 18.167%, 8/15/32 – FSA Insured (IF)
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,595,850
	Series 2002B, 5.000%, 11/15/21
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	Aa3	879,278
800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	Aa3	823,496

12,185	Total Transportation			11,795,359

	U.S. Guaranteed – 7.6% (7.5% of Total Investments) (4)
	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2000A:
600	5.700%, 10/01/20 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 100.00	BBB– (4)	639,108
750	5.750%, 10/01/30 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 100.00	BBB– (4)	799,350
220	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	N/R (4)	243,008
	(Pre-refunded 7/15/11)
1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series	8/09 at 101.00	AA (4)	1,014,700
	2000B, 6.000%, 8/01/24 (Pre-refunded 8/01/09) – MBIA Insured
2,525	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	2,973,844
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
25	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	10/09 at 106.27	Baa1 (4)	32,488
	Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)
280	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	298,399
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
960	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/09 at 100.00	N/R (4)	962,630
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
420	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/10 at 101.00	AAA	442,302
	Bonds, Series 2000, 6.150%, 6/01/25 (Pre-refunded 6/01/10)
365	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (4)	391,528
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
555	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A,	3/12 at 100.00	Aa3 (4)	607,986
	5.125%, 3/15/21
1,000	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	A (4)	1,139,210
	Series 1994, 7.250%, 11/01/11 – MBIA Insured (Alternative Minimum Tax) (ETM)
1,120	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (4)	1,213,934
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

9,820	Total U.S. Guaranteed			10,758,487

	Utilities – 6.4% (6.4% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	1,508,655
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	1,504,290
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	238,028
	5.000%, 12/01/35 – CIFG Insured
1,000	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	882,250
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
1,500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New	3/11 at 100.00	A	1,472,970
	York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – MBIA Insured
500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	473,645
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put
	11/15/12) (Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	241,558
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put
	11/15/14) (Alternative Minimum Tax)
1,500	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	1,503,270
25	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	26,451
	11/15/19 – FGIC Insured
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
860	5.300%, 1/01/13 (Alternative Minimum Tax)	7/09 at 101.00	N/R	761,702
575	5.500%, 1/01/23 (Alternative Minimum Tax)	7/09 at 101.00	N/R	470,988

9,460	Total Utilities			9,083,807

	Water and Sewer – 2.0% (2.0% of Total Investments)
415	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	437,468
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AAA	1,621,710
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
740	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AAA	785,396
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19

2,655	Total Water and Sewer			2,844,574

$ 139,310	Total Long-Term Municipal Bonds (cost $140,511,118) – 96.5%			137,195,499

	Short-Term Investments – 3.8% (3.8% of Total Investments)
	Municipal Bonds – 3.5% (3.5% of Total Investments)
	Tax Obligation/Limited – 3.5% (3.5% of Total Investments)
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate	7/09 at 100.00	A-1	5,000,000
	Demand Revenue Obligations, Series 2008A, 0.800%, 11/01/31 – FSA Insured (5)

	Euro Dollar Time Deposits – 0.3% (0.3% of Total Investments)
437	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/09	N/A	N/A	436,779

$ 5,437	Total Short-Term Investments (cost $5,436,779)			5,436,779

	Total Investments (cost $145,947,897) – 100.3%			142,632,278

	Floating Rate Obligations – (2.3)%			(3,255,000)

	Other Assets Less Liabilities – 2.0%			2,793,364

	Net Assets Applicable to Common Shares – 100%			$142,170,642

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) "Fair Value Measurements." SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$ —	$137,195,499	$ —	$137,195,499
Short-Term Investments	436,779	5,000,000	—	5,436,779

Total	$436,779	$142,195,499	$ —	$142,632,278

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2009, the cost of investments was $142,379,027.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 2,632,481
Depreciation	(5,635,549)

Net unrealized appreciation (depreciation) of investments	$ (3,003,068)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/A	Not applicable.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 28, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 28, 2009